SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (Unaudited) (Schedule of Estimated Quantities of Proved Oil and Gas Reserves) (Details)	12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013 MBoe		Dec. 31, 2012 MBoe	Mar. 27, 2012 MBoe	Dec. 31, 2012 Oil [Member] MBbls	Dec. 31, 2013 Oil [Member] MBbls	Dec. 31, 2012 Natural Gas [Member] MMcf	Dec. 31, 2013 Natural Gas [Member] MMcf
Reserve Quantities [Line Items]
Estimated proved reserves, beginning balance
Purchase of proved reserves						355		20
Extensions and discoveries						133		335
Production						(7)		(1)
Estimated proved reserves, ending balance						481		354
Proved developed reserves						437		187
Proved undeveloped reserves						44		167
Base pricing, before adjustments for contractual differentials ($/bbi WTI spot [WSJ]:						103.99
Base pricing, before adjustments for contractual differentials ($/mmbtu Hhub Spot):								3.73
Estimated proved reserves, beginning balance		[1]		[1]
Purchase of proved reserves	357
Extensions and discoveries	190	[1]
Production	(7)	[1]
Estimated proved reserves, ending balance	540	[1]		[1]
Proved developed reserves	468	[1]	[1]
Proved undeveloped reserves	72	[1]	[1]

[1]	Mboe is based on a ratio of 6 Mcf to 1 barrell.